ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	9 Months Ended
Mar. 27, 2021
Payables and Accruals [Abstract]
Schedule of accounts payable and accrued liabilities

	March 27,	June 27,
	2021	2020

Accounts Payable	$32,203,779	$54,916,904
Accrued Liabilities	14,889,269	10,404,629
Other Accrued Liabilities	10,994,206	10,103,628

Total Accounts Payable and Accrued Liabilities	$58,087,254	$75,425,161